UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment          [  ];  Amendment Number:
                                                           ----------

This Amendment (Check only one): [  ]   is a restatement.
                                 [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA           February 14, 2013
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         27
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Form 13F Information Table Value Total:         283,348
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC         COM       004225 10 8   34,071  7,327,092  SH          SOLE        N/A    7,327,092
ACADIA PHARMACEUTICALS INC         COM       004225 10 8    3,488    750,000  SH CALL     SOLE        N/A            0
ACHILLION PHARMACEUTICALS IN       COM       00448Q 20 1   21,566  2,692,332  SH          SOLE        N/A    2,692,332
ANACOR PHARMACEUTICALS INC         COM       032420 10 1    2,189    420,922  SH          SOLE        N/A      420,922
ANTARES PHARMA INC                 COM       036642 10 6    2,060    540,600  SH          SOLE        N/A      540,600
ARQULE INC                         COM       04269E 10 7    2,589    928,069  SH          SOLE        N/A      928,069
ARTHROCARE CORP                    COM       043136 10 0   13,402    387,462  SH          SOLE        N/A      387,462
CHEMOCENTRYX INC                   COM       16383L 10 6    6,077    555,509  SH          SOLE        N/A      555,509
CORONADO BIOSCIENCES INC           COM       21976U 10 9    7,828  1,735,597  SH          SOLE        N/A    1,735,597
CYTORI THERAPEUTICS INC            COM       23283K 10 5    5,895  2,105,200  SH          SOLE        N/A    2,105,200
DERMA SCIENCES INC            COM PAR $.01   249827 50 2   17,486  1,573,931  SH          SOLE        N/A    1,573,931
DYAX CORP                          COM       26746E 10 3   29,766  8,553,440  SH          SOLE        N/A    8,553,440
ILLUMINA INC                       COM       452327 10 9    6,654    119,700  SH          SOLE        N/A      119,700
INSMED INC                    COM PAR $.01   457669 30 7   16,279  2,433,319  SH          SOLE        N/A    2,433,319
MEI PHARMA INC                     COM       55279B 10 3    4,107    586,698  SH          SOLE        N/A      586,698
NEWLINK GENETICS CORP              COM       651511 10 7    1,208     96,666  SH          SOLE        N/A       96,666
NOVAVAX INC                        COM       670002 10 4   27,238 14,411,748  SH          SOLE        N/A   14,411,748
NOVAVAX INC                        COM       670002 10 4      189    100,000  SH CALL     SOLE        N/A            0
ONCOGENEX PHARMACEUTICALS IN       COM       68230A 10 6   11,732    894,232  SH          SOLE        N/A      894,232
SANGAMO BIOSCIENCES INC            COM       800677 10 6   22,856  3,802,925  SH          SOLE        N/A    3,802,925
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517Q AA 8      180  1,000,000 PRN          SOLE        N/A    1,000,000
SENOMYX INC                        COM       81724Q 10 7    6,662  3,965,635  SH          SOLE        N/A    3,965,635
SUNESIS PHARMACEUTICALS INC      COM NEW     867328 60 1   20,406  4,858,551  SH          SOLE        N/A    4,858,551
SYNERGY PHARMACEUTICALS DEL      COM NEW     871639 30 8      838    159,383  SH          SOLE        N/A      159,383
TRANZYME INC                       COM       89413J 10 2      114    210,800  SH          SOLE        N/A      210,800
VENTRUS BIOSCIENCES INC            COM       922822 10 1    2,749  1,272,744  SH          SOLE        N/A    1,272,744
XOMA CORP DEL                      COM       98419J 10 7   15,719  6,549,454  SH          SOLE        N/A    6,549,454